Long-Term Debt - Additional Information - Term Loans (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) subsidiary vessel term_loan tanker	Dec. 31, 2017 USD ($) term_loan
Debt Instrument [Line Items]
Number of subsidiaries with outstanding term loans guaranteed | subsidiary	2
Number of outstanding term loans | term_loan	1	3
Aggregate principal amount	$ 3,142,177	$ 3,173,229
Carrying amount of debt	3,097,742	3,123,728
U.S. Dollar-denominated Term Loan due through 2021 | Guarantee of indebtedness of others
Debt Instrument [Line Items]
Aggregate principal amount	27,500
U.S. Dollar-denominated Term Loan due through 2021 | Guarantee of indebtedness of others | Joint venture
Debt Instrument [Line Items]
Aggregate principal amount	27,500
Term loans | U.S. Dollar-denominated Term Loans due through 2030
Debt Instrument [Line Items]
Aggregate principal amount	1,388,107	1,623,440
Term loans | U.S. Dollar-denominated Term Loan due through 2021
Debt Instrument [Line Items]
Aggregate principal amount	$ 55,018	$ 85,574
Long-term debt | U.S. Dollar-denominated Term Loan due through 2021
Debt Instrument [Line Items]
Number of vessels | tanker	2
Teekay Offshore
Debt Instrument [Line Items]
Ownership interest percentage	50.00%
Teekay Offshore | Long-term debt | U.S. Dollar-denominated Term Loan due through 2021 | Guarantee of indebtedness of others
Debt Instrument [Line Items]
Ownership interest percentage	50.00%
Shuttle Tanker Segment | Shuttle tankers
Debt Instrument [Line Items]
Number of vessels | vessel	13
Shuttle Tanker Segment | Term loans | Shuttle tankers
Debt Instrument [Line Items]
Number of vessels | vessel	3
FSO Segment | Term loans | FSO units
Debt Instrument [Line Items]
Number of vessels | vessel	2
FPSO Segment | Term loans | FPSO units
Debt Instrument [Line Items]
Number of vessels | vessel	3
Towage Segment | Term loans | Towing and offshore installation vessels
Debt Instrument [Line Items]
Number of vessels | vessel	10